Mine restoration provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Provisions [Abstract]
Disclosure of other provisions
The following table shows the movement in the provision for mine restoration provisions:

	2023	2022
	$	$

Balance, beginning of year	101,113	117,281
Reclamation spending	(2,297)	(793)
Accretion expense	4,011	2,571
Change in obligation	(281)	(17,946)
Liabilities acquired	5,111	—
Balance, end of year	107,657	101,113
Less: current portion	(3,050)	(5,545)
	104,607	95,568